Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
NOTE G—LEASES
United determines if an arrangement is a lease at inception. United and certain subsidiaries have entered into various noncancelable-operating leases for branch and loan production offices as well as operating facilities. Operating leases are included in operating lease right-of-use
(“ROU”) assets and operating lease liabilities on the Consolidated Balance Sheets. Operating leases with an initial term of 12 months or less are not recorded on the Consolidated Balance Sheets. Presently, United does not have any finance leases.
United’s operating leases are subject to renewal options under various terms. United’s operating leases have remaining terms of 1 to 15 years, some of which include options to extend leases generally for periods of 5 years. United rents or subleases certain real estate to third parties. Our sublease portfolio generally consists of operating leases to other organizations for former branch offices.
ROU assets represent United’s right to use an underlying asset for the lease term and lease liabilities represent United’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of United’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Lease terms may include options to extend the lease when it is reasonably certain that United will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
The components of lease expense were as follows:

		Year Ended December 31, 2023	Year Ended December 31, 2022
(In thousands)	Classification
Operating lease cost	Net occupancy expense	$21,280	$20,987
Sublease income	Net occupancy expense	(244)	(328)

Net lease cost		$21,036	$20,659

Supplemental balance sheet information related to leases was as follows:

(In thousands)	Classification	December 31, 2023	December 31, 2022
Operating lease right-of-use assets	Operating lease right-of-use assets	$86,986	$71,144
Operating lease liabilities	Operating lease liabilities	$92,885	$75,749
Other information related to leases was as follows:

December 31, 2023
Weighted-average remaining lease term:
Operating leases	7.95 years
Weighted-average discount rate:
Operating leases	3.20%
Supplemental cash flow information related to leases was as follows:

	Year Ended
(In thousands)	December 31, 2023	December 31, 2022
Cash paid for amounts in the measurement of lease liabilities:
Operating cash flows from operating leases	$21,581	$21,240
ROU assets obtained in the exchange for lease liabilities	33,403	9,184

Maturities of lease liabilities by year and in the aggregate, under operating leases with initial or remaining terms of one year or more, for years subsequent to December 31, 2023, consists of the following:

Year	Amount
(Dollars in thousands)
2024	$17,921
2025	15,099
2026	13,725
2027	11,932
2028	9,944
Thereafter	38,290

Total lease payments	106,911
Less: imputed interest	(14,026)

Total	$92,885